SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES - Key macroeconomic parameters (Details) - Later than one year	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic
key macroeconomic parameters
Growth rate of GDP	5.04%	5.30%
Growth Rate of CPI	2.12%	2.20%
Negative
key macroeconomic parameters
Growth rate of GDP	4.70%	5.04%
Growth Rate of CPI	1.63%	2.09%
Positive
key macroeconomic parameters
Growth rate of GDP	6.04%	5.57%
Growth Rate of CPI	2.67%	2.31%